CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY / (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury Shares	Statutory Reserves	Other Comprehensive Income / (loss)	Accumulated Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2021	$ 17	$ 282,382	$ (29,309)		$ 2,737	$ (192,072)	$ 124	$ 63,879
Beginning Balance (in shares) at Dec. 31, 2021	226,080,381
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	212,000
Share-based compensation		340						340
Exercise of options and employee transactions			694			(694)
Exercise of options and employee transactions (in shares)	277,000
Net loss						(56,582)		(56,582)
Disposal of subsidiaries with non-controlling interests						124	$ (124)
Foreign currency translation adjustment, net of nil income taxes					(3,761)			(3,761)
Balance at Dec. 31, 2022	$ 17	282,722	(28,615)		(1,024)	(249,224)		3,876
Ending Balance (in shares) at Dec. 31, 2022	226,569,381
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	36,000
Share-based compensation		415						415
Exercise of options and employee transactions			362			(362)
Exercise of options and employee transactions (in shares)	142,000
Sold of treasury shares			190			(145)		45
Sold of treasury shares (in shares)	74,656
Repurchase of ordinary shares			(2,296)					(2,296)
Repurchase of ordinary shares (in shares)	(3,571,460)
Net loss						(9,590)		(9,590)
Foreign currency translation adjustment, net of nil income taxes					(832)			(832)
Balance at Dec. 31, 2023	$ 17	283,137	(30,359)		(1,856)	(259,321)		$ (8,382)
Ending Balance (in shares) at Dec. 31, 2023	223,250,577							223,250,577
Increase (Decrease) in Stockholders' Equity
Share-based compensation		345						$ 345
Treasury stock for ESOP		(716)	716
Treasury stock for ESOP (in shares)	268,000
Repurchase of ordinary shares			(1,237)					(1,237)
Repurchase of ordinary shares (in shares)	(2,849,814)
Net loss						(2,489)		(2,489)
Appropriation to statutory reserves				$ 390		(390)
Foreign currency translation adjustment, net of nil income taxes					(1,409)			(1,409)
Balance at Dec. 31, 2024	$ 17	$ 282,766	$ (30,880)	$ 390	$ (3,265)	$ (262,200)		$ (13,172)
Ending Balance (in shares) at Dec. 31, 2024	220,668,763							220,668,763